Angel Oak Mortgage Trust 2024-5 ABS-15G

Exhibit 99.35

Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
202405001	C	A	A	A	A	A	C	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than XXX And A Third Party Valuation Product Was Not Provided	Resolved-AVM provided. - Due Diligence Vendor-XXX Open-CU Score Is Greater Than XXX And A Third Party Valuation Product Was Not Provided (CU Score Is XXX) - Due Diligence Vendor-XXX	Resolved-AVM provided. - Due Diligence Vendor-XXX	Qualifying FICO is Greater Than The Guideline Minimum By XXX or More Points - Qualifying FICO Of XXX is Greater Than The Guideline Minimum Of 680 By XXX or More Points
Months Reserves Are Greater Than The Guideline Minimum By XXX Or More Months - Months Reserves Of XXX Are Greater Than The Guideline Minimum Of XXX By XXX Or More Months
Borrower At Current Residence For XXX Or More Years - Borrower At Current Residence For XXX Or More Years - XXX Years
																									Original CLTV is Below the Guideline Maximum By XXX or More - Original CLTV Of XXX Is Below the Guideline Maximum Of XXX% By XXX or More		XXX.pdf	ATR/QM: Not Applicable	ATR/QM: Not Applicable	XXX	XXX	XXX	XXX	XXX	XXX	N/A	XXX
202405002	B	B	B	B	A	A	A	A	Closed	XXX	XXX	XXX	Acknowledged	2 - Non-Material	B	B	Credit	Assets	Cash Out Does Not Meet Guideline Requirements	Acknowledged-Exception form in file page 1060. Cash out exceeds max allowed in the amount of $XXX. - Due Diligence Vendor-XXX	Acknowledged-Exception form in file page 1060. Cash out exceeds max allowed in the amount of $XXX. - Due Diligence Vendor-XXX	Qualifying FICO is Greater Than The Guideline Minimum By XXX or More Points - Qualifying FICO Of XXX is Greater Than The Guideline Minimum Of 660 By XXX or More Points
Original CLTV is Below the Guideline Maximum By XXX or More - Original CLTV Of XXX% Is Below the Guideline Maximum Of XXX% By XXX or More
Months Reserves Are Greater Than The Guideline Minimum By XXX Or More Months - Months Reserves Of XXX Are Greater Than The Guideline Minimum Of XXX By XXX Or More Months
																									Borrower At Current Residence For XXX Or More Years - Borrower At Current Residence For XXX Or More Years - XXX	Compensating factors: XXX% LTV Max, pgrm max is XXX%, XXX months reserves, pgrm min is XXX months		ATR/QM: Not Applicable	ATR/QM: Not Applicable	XXX	XXX	XXX	XXX	XXX	XXX	Yes	XXX